Note 8 - Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2025
Notes Tables
Schedule of Long-Term Debt Instruments [Table Text Block]
Borrower	December 31, 2024	June 30, 2025
Antwerp Shipping Ltd. / Busan Shipping Ltd. / Keelung Shipping Ltd. / Oakland Shipping Ltd.	33,750,000	31,250,000
Marcos Shipping Ltd.	10,000,000	-
Rena Shipping Ltd. / Emmanuel Shipping Ltd.	10,250,000	-
Gregos Maritime Ltd.	21,100,000	19,700,000
Terataki Shipping Ltd.	21,200,000	19,600,000
Tender Soul Shipping Ltd.	25,542,415	24,754,884
Leonidas Shipping Ltd. / Dear Panel Shipping Ltd.	21,400,000	46,150,000
Monica Shipowners Ltd. / Stephania Shipping Ltd.	43,875,000	42,750,000
Pepi Shipping Ltd.	20,145,000	19,635,000
Symeon Shipping Ltd.	-	25,540,000
	207,262,415	229,379,884
Less: Current portion	(37,308,115)	(21,248,115)
Long-term portion	169,954,300	208,131,769
Deferred charges, current portion	377,583	399,271
Deferred charges, long-term portion	1,480,914	1,611,738
Long-term debt, current portion net of deferred charges	36,930,532	20,848,844
Long-term debt, long-term portion net of deferred charges	168,473,386	206,520,031

Schedule of Future Annual Loan Repayments [Table Text Block]
To June 30:
2026	21,248,115
2027	18,098,115
2028	33,973,115
2029	41,598,115
2030	35,273,115
Thereafter	79,189,309
Total	229,379,884